Segmented Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segmented Information

25. SEGMENTED INFORMATION

[a]

Magna is a global automotive supplier whose product capabilities include producing body, chassis, exterior, seating, powertrain, electronic, vision, closure and roof systems and modules, as well as complete vehicle engineering and contract manufacturing.

Magna’s success is directly dependent upon the levels of North American and European [and currently to a lesser extent on Asia and Rest of World] car and light truck production by its customers. OEM production volumes in each of North America and Europe may be impacted by a number of geographic factors, including general economic conditions, interest rates, consumer credit availability, fuel prices and availability, infrastructure, legislative changes, environmental emission and safety issues, and labour and/or trade relations.

Given the differences between the regions in which the Company operates, Magna’s operations are segmented on a geographic basis. The Company’s segments consist of North America, Europe, Asia and Rest of World. The Company maintains management teams in each of the Company’s two primary markets, North America and Europe. The role of the North American and European management teams is to manage Magna’s interests to ensure a coordinated effort across the Company’s different product capabilities. In addition to maintaining key customer, supplier and government contacts in their respective markets, the regional management teams centrally manage key aspects of the Company’s operations while permitting the divisions enough flexibility through Magna’s decentralized structure to foster an entrepreneurial environment.

Consistent with the above, the Company’s internal financial reporting separately segments key internal operating performance measures between North America, Europe, Asia and Rest of World for purposes of presentation to the chief operating decision maker to assist in the assessment of operating performance, the allocation of resources, and the long-term strategic direction and future global growth in the Company.

The Company’s chief operating decision maker uses Adjusted EBIT as the measure of segment profit or loss, since management believes Adjusted EBIT is the most appropriate measure of operational profitability or loss for its reporting segments. Adjusted EBIT represents income from operations before income taxes; interest expense, net; and other expense (income), net.

The accounting policies of each segment are the same as those set out under “Significant Accounting Policies” [note 1] and intersegment sales and transfers are accounted for at fair market value.

The following tables show certain information with respect to segment disclosures:

	2015
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [ii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,329	$5,856				$242	$647
United States	9,603	9,183				421	1,431
Mexico	4,261	3,869				233	756
Eliminations	(1,178)	—				—	—

North America	19,015	18,908	$411	$1,934	$590	896	2,834

Europe
Western Europe (excluding Great Britain)	8,936	8,635				357	1,279
Great Britain	404	404				26	145
Eastern Europe	2,110	1,873				112	474
Eliminations	(327)	—				—	—

Europe	11,123	10,912	276	451	525	495	1,898

Asia	1,981	1,846	77	149	229	121	820
Rest of World	461	461	17	(25)	—	15	54
Corporate and Other [i]	(446)	7	21	20	—	64	399

Total reportable segments	$32,134	$32,134	$802	$2,529	$1,344	$1,591	$6,005
Current assets							11,144
Investments, goodwill, deferred tax assets and other assets							2,557

Consolidated total assets							$19,706

	2014
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [ii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,799	$6,324				$204	$638
United States	9,194	8,666				328	1,204
Mexico	3,984	3,653				153	626
Eliminations	(1,216)	—				—	—

North America	18,761	18,643	$407	$2,003	$633	685	2,468

Europe
Western Europe (excluding Great Britain)	11,086	10,794				334	1,302
Great Britain	385	384				13	36
Eastern Europe	2,397	2,102				80	498
Eliminations	(366)	—				—	—

Europe	13,502	13,280	327	502	577	427	1,836

Asia	1,919	1,773	71	150	127	140	648
Rest of World	695	694	17	(35)	—	8	82
Corporate and Other [i]	(474)	13	23	61	—	234	368

Total reportable segments	$34,403	$34,403	$845	$2,681	$1,337	$1,494	$5,402
Current assets							9,862
Investments, goodwill, deferred tax assets and other assets							2,462
Noncurrent assets held for sale							348

Consolidated total assets							$18,074

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.
[ii]	The following table reconciles Adjusted EBIT to Income from operations before income taxes:

	2015	2014

Adjusted EBIT	$2,529	$2,681
Other income (expense), net	166	(46)
Interest expense, net	(44)	(30)

Income from continuing operations before income taxes	$2,651	$2,605

[b]	The following table aggregates external revenues by customer as follows:

	2015	2014

General Motors	$6,424	$6,361
Fiat / Chrysler Group	5,094	5,505
Ford Motor Company	4,923	4,660
Daimler AG	3,779	4,009
Volkswagen	3,301	3,872
BMW	3,300	4,153
Other	5,313	5,843

	$32,134	$34,403

[c]	The following table summarizes external revenues generated by automotive products and services:

	2015	2014

Body systems and chassis systems	$7,790	$8,078
Exterior systems	5,155	5,435
Powertrain systems	4,755	5,083
Seating systems	4,497	4,969
Tooling, engineering and other	2,700	2,755
Vision and electronic systems	2,583	2,518
Complete vehicle assembly	2,357	3,160
Closure systems	2,297	2,405

	$32,134	$34,403